ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS [Abstract]
Accounts Receivable and Payable to Reinsurers and Coinsurers

b)	The movements of the captions “Accounts receivable and payable to reinsurers and coinsurers” are as follows:

Accounts receivable:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Balances as of January 1	1,198,379	919,419	791,704
Reported claims of premiums ceded, Note 26	347,145	542,341	283,041
Reserve risk in progress of premiums ceded, Note 25(a)(**),(i)	(7,371)	8,996	23,186
Premiums assumed	2,460	803	–
Settled claims of premiums ceded by reinsurance contracts	(96,278)	(168,695)	(229,729)
Collections and others, net (ii)	(337,661)	(104,485)	51,217
Balances at the end of the period	1,106,674	1,198,379	919,419

As of December 31, 2022 and 2021 accounts receivable include S/76.1 million and S/299.0 million, respectively,  which correspond to the technical reserves of the ceded portion of premiums to reinsurers.

(i)
As of December 31, 2022, the variation mainly comprises the aviation lines for S/28.7 million and the decrease in maritime hull lines for S/19.2 million, fire for S/14.4 million, civil liability for S/9.8 million and other minors for S/1.6 million. As of December 31, 2021, the variation mainly comprises aviation lines for S/33.8 million and civil liability for S/8.9 million; and fire reduction for S/15.0 million, banks for S/4.9 million, maritime hulls for S/3.3 million and other minors for S/5.3 million.

(ii)
As of December 31, 2022, the variation mainly comprises the effect of the exchange difference for S/393.4 million, collections from reinsurers for S/26.5 million and other minors of S/29.3 million. As of December 31, 2021, the balance is mainly made up of collections made to reinsurers for S/110.3 million, the effect of exchange difference for S/64.9 million and other minors of S/59.4 million.

Accounts Payable:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Balances as of January 1	463,825	338,446	216,734
Premiums ceded for automatic contracts (mainly excess of loss), Note 25(a)(**)	392,123	355,356	244,112
Premiums ceded to reinsurers in facultative contracts, Note 25(a)(**)	399,482	392,346	327,098
Coinsurance granted	25,430	8,154	753
Payments and other, net (i)	(860,766)	(630,477)	(450,251)
Balances at the end of the period	420,094	463,825	338,446

Accounts payable to reinsurers are primarily related to proportional facultative contracts (on an individual basis) for ceded premiums, automatic non-proportional contracts (excess loss) and reinstallation premiums. For facultative contracts the Group transfers to the reinsurers a percentage or an amount of an insurance contract or individual risk, based on the premium and the coverage period.

(i)	As of December 31, 2022, the balance is mainly made up of payments to reinsurers for S/811.8 million, the effect of exchange difference for S/16.8 million and other minors for S/32.1 million. As of December 31, 2021, the balance is mainly made up of payments from reinsurers for S/608.7 million, the effect of exchange difference for S/11.9 million and other minors of S/9.8 million.